Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Sep. 30, 2016	Sep. 30, 2015
Statement of Comprehensive Income [Abstract]
Net income attributable to common stockholders	$ 1,874	$ 1,522	$ 2,573	$ 2,806
Securities available for sale
Net unrealized (losses) gains arising during period	(1,284)	498	825	584
Reclassification adjustment for gains (losses) included in net income	17	3	38	36
Other comprehensive (loss) income	(1,267)	501	863	620
Defined benefit plans:
Amortization of unrecognized prior service costs and net (losses) gains	0	(35)	(35)	8
Total other comprehensive (loss) income, net of tax	(1,267)	466	828	628
Comprehensive income	$ 607	$ 1,988	$ 3,401	$ 3,434